Income Taxes - Year of Expiration for Company's State Net Operating Loss Carryforwards (Detail) (State [Member], USD $) In Millions, unless otherwise specified	Nov. 30, 2012
State [Member]
Operating Loss Carryforwards [Line Items]
2013	$ 0.2
2014	1.7
2015	24.7
2016	28.9
2017	30.0
2018	48.3
2019	105.5
Total	$ 239.3